Operating Segments: Operations of reportable segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Revenues, management and construction	$ 5,022,144	$ 405,060
Revenues, HVAC Services	1,499,108	1,052,584
Revenues, Energy Efficiency	3,444,821	3,858,020
Revenues, Consolidated	9,966,073	5,315,664
Cost of revenues, management and construction	3,800,141	113,967
Cost of revenues, HVAC Services	773,809	966,266
Cost of revenues, Energy Efficiency	1,809,695	1,758,044
Cost of revenues, Consolidated	6,383,645	2,838,277
Operating expenses, management and construction	11,501,232	12,877,649
Operating expenses, HVAC Services	685,230	97,367
Operating expenses, Energy Efficiency	2,666,656	2,668,824
Operating expenses, Consolidated	14,853,118	15,643,840
Other income (expense), management and construction	1,704,204	(805,425)
Other income (expense), HVAC Services	(6,625)	(7,589)
Other income (expense), Energy Efficiency	(34,023)	(39,519)
Other income (expense), Consolidated	1,663,556	(852,533)
Net income (loss), Management and Construction	(8,575,025)	(13,391,981)
Net income (loss), HVAC Services	33,444	(18,638)
Net income (loss), Energy Efficiency	(1,065,553)	(608,367)
Net income (loss), Consolidated	(9,607,134)	(14,018,986)
Total assets, Management and Construction	13,815,552	12,707,606
Total assets, HVAC Services	280,513	251,900
Total assets, Energy Efficiency	850,881	1,266,566
Total assets, Consolidated	$ 14,946,946	$ 14,226,072